Principal
Payment
58,321,142.04
0.00
0.00
0.00
58,321,142.04
Interest per
Mercedes-Benz Auto Lease Trust 2013-B
Investor Report
Collection Period Ended  30-Nov-2013
Amounts in USD
Collection Period No.
1
Collection Period (from... to)
1-Oct-2013
30-Nov-2013
Dates
Determination Date
12-Dec-2013
Record Date
13-Dec-2013
Payment Date
16-Dec-2013
Interest Period of the Class A-1 Notes (from... to)
26-Nov-2013
16-Dec-2013 Actual/360 Days
20
Interest Period of the Class A-2, A-3 and A-4 Notes (from... to)
26-Nov-2013
15-Dec-2013
30/360 Days
19
Initial
Beginning
Ending
Principal per $1000
Balance
Balance
Balance
Face Amount
Class A-1 Notes
272,000,000.00
272,000,000.00
213,678,857.96
214.415963
Class A-2 Notes
400,000,000.00
400,000,000.00
400,000,000.00
0.000000
0.000000
Class A-4 Notes
100,805,000.00
100,805,000.00
100,805,000.00
0.000000
Total Note Balance
1,307,805,000.00
1,307,805,000.00
1,249,483,857.96
Overcollateralization
262,190,087.88
262,190,087.88
277,791,847.48
Total Securitization Value
1,569,995,087.88
1,569,995,087.88
1,527,275,705.44
present value of lease payments
550,321,585.65
550,321,585.65
501,641,468.78
Interest Rate
present value of Base Residual Value
1,019,673,502.23
1,019,673,502.23
1,025,634,236.66
Amount
Percentage
Initial Overcollateralization Amount
262,190,087.88
16.70%
Target Overcollateralization Amount
290,449,091.26
18.50%
Class A-1 Notes
0.260000%
39,288.89
0.144444
58,360,430.93
Current Overcollateralization Amount
277,791,847.48
17.69%
Class A-3 Notes
0.620000%
175,063.89
0.327222
175,063.89
Class A-2 Notes
0.530000%
111,888.89
0.279722
111,888.89
Total
366,675.68
$58,687,817.72
Class A-4 Notes
0.760000%
40,434.01
0.401111
40,434.01
Interest & Principal
per $1000 Face Amount
Interest Payment
$1000 Face Amount
Payment
Interest & Principal
Summary
Note
Factor
0.785584
1.000000
1.000000
Class A-3 Notes
535,000,000.00
535,000,000.00
535,000,000.00
1.000000
214.560408
0.279722
0.327222
0.401111

Distribution Detail
Shortfall
Net Sales Proceeds-scheduled terminations
53,208.50
(2) Total Trustee Fees (max. $100,000 p.a.)
0.00
0.00
Available Funds
Lease Payments Received
52,251,567.93
(1) Total Servicing Fee
8,999,644.91
0.00
58,321,142.04
Excess wear and tear included in Net Sales Proceeds
629.00
(3) Interest Distributable Amount Class A Notes
Excess mileage included in Net Sales Proceeds
14,643.29
(4) Priority Principal Distribution Amount
366,675.68
0.00
Subtotal
61,304,421.34
(5) To Reserve Fund to reach the Reserve Fund Required Amount
Repurchase Payments
0.00
(6) Regular Principal Distribution Amount
0.00
61,304,476.20
Advances made by the Servicer
0.00
(7) Additional Servicing Fee and Transition Costs
Investment Earnings
54.86
(8) Total Trustee Fees [not previously paid under (2)]
0.00
0.00
Total Available Funds
61,304,476.20
Amount Due
Total Available Collections
61,304,476.20
(9) Excess Collections to Certificateholders
Reserve Account Draw Amount
0.00
Total Distribution
Total Servicing Fee
2,616,658.48
2,616,658.48
0.00
Total Trustee Fee
0.00
0.00
0.00
Monthly Interest Distributable Amount
366,675.68
366,675.68
0.00
thereof on Class A-1 Notes
39,288.89
39,288.89
0.00
thereof on Class A-2 Notes
111,888.89
111,888.89
0.00
thereof on Class A-3 Notes
175,063.89
175,063.89
0.00
thereof on Class A-4 Notes
40,434.01
40,434.01
0.00
Interest Carryover Shortfall Amount
0.00
0.00
0.00
thereof on Class A-1 Notes
0.00
0.00
0.00
thereof on Class A-2 Notes
0.00
0.00
0.00
thereof on Class A-3 Notes
0.00
0.00
0.00
thereof on Class A-4 Notes
0.00
0.00
0.00
Interest Distributable Amount Class A Notes
366,675.68
366,675.68
0.00
Priority Principal Distribution Amount
0.00
0.00
0.00
Regular Principal Distribution Amount
58,321,142.04
58,321,142.04
0.00
Principal Distribution Amount
58,321,142.04
58,321,142.04
0.00
Distributions
2,616,658.48
Nonrecoverable Advances to the Servicer
Net Sales Proceeds-early terminations (including Defaulted Leases)

Notice to Investors
Reserve Fund
Reserve Fund Required Amount
7,849,975.44
Reserve Fund Amount - Beginning Balance
7,849,975.44
Reserve Fund and Investment Earnings
plus top up Reserve Fund up to the Required Amount
0.00
plus Net Investment Earnings for the Collection Period
6.55
minus Net Investment Earnings
6.55
minus Reserve Fund Draw Amount
0.00
Reserve Fund Amount - Ending Balance
7,849,975.44
Reserve Fund Deficiency
0.00
Pool Statistics
Investment Earnings
Net Investment Earnings on the Reserve Fund
6.55
Net Investment Earnings on the Exchange Note
Collection Account
48.31
Investment Earnings for the Collection Period
54.86
Pool Data
Amount
Number of Leases
Cutoff Date Securitization Value
1,569,995,087.88
37,363
Securitization Value beginning of Collection Period
1,569,995,087.88
37,363
Principal portion of lease payments
34,190,030.50
Terminations- Early
7,627,036.55
Terminations- Scheduled
31,719.96
Repurchase Payment (excluding interest)
0.00
Gross Losses
870,595.43
Securitization Value end of Collection Period
1,527,275,705.44
37,165
Pool Factor
97.28%
As of Cutoff Date
Current
Weighted Average Securitization Rate
6.79%
6.79%
Weighted Average Remaining Term (months)
24.32
22.35
Weighted Average Seasoning (months)
9.84
11.79
Aggregate Base Residual Value
1,159,889,424.74
1,153,725,398.74
Cumulative Turn-in Ratio
51.39%
Proportion of base prepayment assumption realized life to date
87.78%
Actual lifetime prepayment speed
0.27%

Delinquency Profile *
Amount **
Number of Leases
Percentage
Current
1,525,393,699.54
37,123
99.88%
31-60 Days Delinquent
1,299,367.43
32
0.09%
61-90 Days Delinquent
582,638.47
10
0.04%
91-120 Days Delinquent
0.00
0
0.00%
Total
1,527,275,705.44
37,165
100.00%
*A lease is not considered delinquent if the amount past due is less than 10% of the payment due under such lease
**Based on the actual Securitization Value of the respective leases
Credit Loss
Current
Securitization Value of Defaulted Leases BOP
840,908.85
Less Liquidation Proceeds
757,087.16
Less Recoveries
0.00
Current Net Credit Loss / (Gain)
83,821.69
Cumulative Net Credit Loss / (Gain)
83,821.69
Cumulative Net Credit Loss / (Gain) as % of Cutoff Date
Securitization Value
0.005%
Residual Loss
Current
Securitization Value of Liquidated Leases BOP
7,688,443.09
Less sales proceeds and other payments received during
Collection Period
8,608,629.86
Current Residual Loss / (Gain)
(920,186.77)
Cumulative Residual Loss / (Gain)
(920,186.77)
Cumulative Residual Loss / (Gain) as % of Cut-off Date
Securitization Value
(0.059%)